Fair Value Measurement - Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 0	$ 0